Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 661,424	¥ 597,846
Borrowings [Member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	343,669	311,137
Debt securities in issue [member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 317,755	¥ 286,709